Loan facility	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Loan facility	Loan facility
As at December 31, 2023, the Company had $24.2 million (December 31, 2022 - $54.4 million) outstanding on its credit facility, all of which is due on August 8, 2028. The decrease in the year was due to the repayment of $30.2 million of the loan facility. As at December 31, 2023, the Company was in compliance with all covenants, terms and conditions under the credit facility.
The Company has access to a credit facility of $75 million with a major Canadian schedule I chartered bank. Amounts under the facility may be borrowed through prime rate loans or bankers’ acceptances. Amounts may also be borrowed in U.S. dollars through base rate loans.
Key terms under the current credit facility are noted below:
Structure
•5-year, $75 million revolver with "bullet maturity" August 8, 2028
Interest rate
•U.S. prime rate + 105 bps; or
•Canadian prime rate + 55 bps;
Covenant terms
•Minimum AUM: CAD$15.4 billion;
•Debt to EBITDA less than or equal to 2.5:1; and
•EBITDA to interest expense more than or equal to 2.5:1